Xtrackers US National Critical Technologies ETF Investment Strategy - Xtrackers US National Critical Technologies ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Solactive Whitney U.S. Critical Technologies Index (the “Underlying Index”) is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating, each as further described below. The Underlying Index’s investment universe is derived from large and mid-cap companies in developed market countries included in the Solactive GBS Developed Markets Large & Mid Cap USD Index (the “Parent Index”). Companies are eligible for inclusion in the Underlying Index if (i) they are associated with one of 6 critical technology sectors and (ii) they receive a sufficiently high Geostrategic Risk Rating score, each as determined pursuant to index selection criteria developed by J.H. Whitney Data Services LLC (“J.H. Whitney” or the “Index Selection Party”). The index selection criteria are based in part on critical technology areas established by the U.S. Department of War (“DoW”). The Underlying Index and the Parent Index are owned, calculated, administered and published by Solactive AG (“Solactive” or the “Index Provider”).Summary of Underlying Index ConstructionWhen constructing the Underlying Index, the Index Provider starts with the Parent Index, which constitutes the pool from which the Underlying Index’s constituent securities are chosen. J.H. Whitney then selects the Underlying Index’s constituent securities from the Parent Index by applying the constituent selection rules described below. J.H. Whitney revises the composition of the Underlying Index thirteen business days before every scheduled Underlying Index rebalance day (disregarding any potential change in the rebalance day) (each such day, a “Selection Day”). The Underlying Index is scheduled to rebalance on the second Thursday of the months of February, May, August and November.Selection of Underlying Index Constituent SecuritiesStarting from the Underlying Index’s investment universe, J.H. Whitney follows a two-step process to select individual securities for the Underlying Index.First, J.H. Whitney uses a critical technology screen to select companies that are associated with one of 6 critical technology sectors by mapping each of the 6 critical technology sectors to Standard Industrial Classification (“SIC”) codes. SIC codes are numerical codes assigned by the U.S. government that categorize the industries to which companies belong, while also organizing industries by their business activities. The critical technology sectors are based on the 6 critical technology areas established by the Office of the Undersecretary of Defense Research & Engineering (“OUSD(R&E)”), a division of the DoW, and are deemed to be vital to maintaining the national security of the United States today and in the future. The 6 critical technology areas as defined by the OUSD(R&E) are (i) Applied Artificial Intelligence, (ii) Biomanufacturing, (iii) Contested Logistics Technologies, (iv) Quantum and Battlefield Information Dominance, (v) Scaled Hypersonics, and (vi) Scaled Directed Energy. As the OUSD(R&E)'s technology strategy evolves and technologies change, the OUSD(R&E) may update its critical technology priorities and the Underlying Index critical technology screens will update accordingly.A company will pass the critical technology screen and be eligible for inclusion in the Underlying Index if (i) its primary SIC code is mapped to one of the 6 critical technology sectors or (ii) a secondary SIC code assigned to the company is mapped to one of the 6 critical technology sectors and J.H. Whitney determines such secondary classification warrants inclusion in the Underlying Index.Second, J.H. Whitney assigns each company that passes the critical technology screen a Geostrategic Risk Rating score using a proprietary model that quantifies the relative level of risk that individual companies may face as a result of geopolitical activities, including, economic sanctions, national industrial policy actions, national regulatory actions and other economic strategic competition actions taken by the U.S. and adversarial nations. The model aims to quantify the measure of entanglement that companies share with nation-states that are defined as “adversarial” in the Annual Threat Assessment of the U.S. Intelligence Community published by the Office of the Director of National Intelligence.The model assesses publicly available company-reported and government-reported data and assigns scores for each company for the following 10 weighted-factors: (i) country of incorporation, (ii) ownership by country, (iii) geographic revenue, (iv) geographic assets, (v) joint ventures, (vi) customers, (vii) suppliers, (viii) strategic alliances, (ix) board memberships and (x) inclusion on the System for Award Management (“SAM”) exemption list. The SAM exemption list is maintained by the U.S. government to deny government contracts to entities that have engaged in negative activities such as contract nonfulfillment, being agents of a foreign government, or participating in other illicit and/or negligent activities. Each such company is assigned a Geostrategic Risk Rating score (“Geostrategic Risk Rating Score”) based on J.H. Whitney’s proprietary model. Each company will receive a risk-based score of 1 (high-risk), 2 (neutral), or 3 (low-risk) for each of the 10 factors, based on their activities in high-risk, neutral or Five Eyes (“FVEY”) countries. The FVEY countries are the United States, United Kingdom, Canada, Australia and New Zealand, which are assigned a “3” weighting. A final score is determined based on the weighted average of the score for each of the 10 factors. Companies with lower geopolitical risk are assigned a higher score, and companies must meet a minimum score of 2.3 for inclusion in the Underlying Index.Specific cutoffs for determining the risk-based score for each factor are determined by J.H. Whitney, as Index Selection Party, based on an analysis of industry classification, DoW policies and market research that requires continuous refinement by J.H. Whitney.Weighting of Underlying Index Constituent SecuritiesOn each Selection Day, each qualifying Underlying Index constituent security is assigned a weight according to the share class-specific free float market capitalization, calculated as the multiplication of the shares outstanding in free float (as sourced from data vendors) with the closing price of the share class as of the respective Selection Day. The individual weight of each constituent security is capped at 5.00%, with a minimum weight of 0.05%.Underlying Index RebalancingThe Underlying Index is scheduled to rebalance on the second Thursday of the months of February, May, August and November (each such day, a “Rebalance Day”), assuming such day is a trading day at the New York Stock Exchange, the London Stock Exchange, the EUREX Exchange and the Tokyo Stock Exchange (an “Eligible Rebalance Day”). If that day is not an Eligible Rebalance Day, the Rebalance Day will be the immediately following Eligible Rebalance Day.The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s quarterly rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled rebalancings (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.As of July 27, 2026, the most recent Underlying Index Selection Day, there were 1,392 constituent companies in the Parent Index, 510 of which were identified by the critical technology screen and 208 of which demonstrated a Geostrategic Risk Rating equal to or more than 2.3 (the minimum score for inclusion in the Underlying Index). Following the most recent Rebalance Day on August 13, 2026, the Underlying Index was composed of 207 constituent securities as of August 13, 2026.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. In addition, the fund may not hold all of the securities in the Underlying Index pursuant to the Advisor's controversial weapons policy, as described below.In addition, subject to the limitations described below, an Underlying Index constituent security may be eliminated or excluded from the fund’s portfolio if it is issued by a “controversial weapons company” as determined under the Advisor’s controversial weapons policy (a “CW Company”). As a general matter, any company involved in the production of controversial weapons, the production of controversial weapons delivery devices and/or the deliberate and knowing production of primary key components of controversial weapons could be considered a CW Company under the policy. For example, a company involved with landmines, cluster munitions, biological weapons, chemical weapons or certain nuclear weapons could be considered a CW Company under the controversial weapons policy. A security issued by a CW Company (a “CW Security”) would only be eliminated or excluded from the fund’s portfolio if portfolio management determines that its elimination or exclusion would not materially affect the fund’s ability to track the Underlying Index. This materiality calculation involves quantifying the impact of removing or excluding the CW Security (or CW Securities, if more than one) on the forecasted tracking error of the fund’s holdings. If portfolio management determines that the CW Security (or CW Securities) may be eliminated or excluded from the fund’s portfolio, it will typically seek to minimize transaction costs by implementing the change when the Underlying Index rebalances. The Advisor’s identification and removal or exclusion of CW Securities is independent of the Underlying Index’s stated methodology and will not be reflected in the composition of the Underlying Index.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by companies that are associated with US critical technology areas established by the DoW (based on the Underlying Index’s criteria as summarized in this Prospectus).The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology, communication services and health care sectors.As of July 31, 2026, the Underlying Index consisted of 218 securities, with an average market capitalization of approximately $146.63 billion and a minimum market capitalization of approximately $2.27 billion from issuers in the following countries (may represent country of domicile): Australia, Canada, Chile, Denmark, France, Ireland, Israel, Japan, Jordan, New Zealand, Spain, Sweden, Switzerland, the United Kingdom, the United States and Zambia. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers from the United States. The fund’s exposure to particular sectors and countries may change over time to correspond to changes in the Underlying Index.The fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.